UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  MArch 31, 2013
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
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Address:        200 Pringle Avenue Suite 555
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                Walnut Creek, CA  94596
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Form 13F File Number:
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
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Title:          Portfolio Manager
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Phone:          925 932 0344
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Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    May 15, 2013
      --------------------------------    ------------------   ----------------
                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  47
                                                 --------------------
Form 13F Information Table Value Total:               $185,486
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 3.31.13

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


APPLE INC		COM	37833100	22488	50803	SH	SOLE	NONE	0	0	50803
IBM			COM	459200101	10079	47254	SH	SOLE	NONE	0	0	47254
CHEVRON CORP		COM	166764100	9975	83948	SH	SOLE	NONE	0	0	83948
GOOGLE INC		COM	38259P508	9221	11610	SH	SOLE	NONE	0	0	11610
TARGET CORP		COM	8.76E+110	7162	104625	SH	SOLE	NONE	0	0	104625
EXXON MOBIL		COM	30231G102	6180	68583	SH	SOLE	NONE	0	0	68583
JOHNSON & JOHNSON	COM	478160104	5978	73317	SH	SOLE	NONE	0	0	73317
COCA COLA		COM	191216100	5878	145355	SH	SOLE	NONE	0	0	145355
McDONALD'S		COM	580135101	5675	56930	SH	SOLE	NONE	0	0	56930
WALT DISNEY CO.		COM	254687106	5542	97572	SH	SOLE	NONE	0	0	97572
CATERPILLAR INC		COM	149123101	5432	62453	SH	SOLE	NONE	0	0	62453
VERTEX			COM	92532F100	5036	91609	SH	SOLE	NONE	0	0	91609
WELLS FARGO BANK	COM	949746101	4727	127798	SH	SOLE	NONE	0	0	127798
FAX: ABERDEEN- ASIA	COM	3009107		4724	607240	SH	SOLE	NONE	0	0	607240
NESTLE			COM	641069406	4700	64855	SH	SOLE	NONE	0	0	64855
NXP SEMICONDUCTORS	COM	53329578	4553	150305	SH	SOLE	NONE	0	0	150305
GLD: GOLD INDEX		COM	863307104	4545	29424	SH	SOLE	NONE	0	0	29424
CHESAPEAKE ENERGY	COM	165167107	4421	216598	SH	SOLE	NONE	0	0	216598
A T & T			COM	00206R102	4045	110236	SH	SOLE	NONE	0	0	110236
FXI: CHINA INDEX	COM	464287184	4018	108810	SH	SOLE	NONE	0	0	108810
PALO ALTO NETWORKS	COM	697435105	3942	69639	SH	SOLE	NONE	0	0	69639
VALE			COM	9.19E+108	3890	225000	SH	SOLE	NONE	0	0	225000
NATIONAL-OILWELL VARCO	COM	637071101	3866	54650	SH	SOLE	NONE	0	0	54650
EWZ: BRAZIL INDEX	COM	464286400	3547	65115	SH	SOLE	NONE	0	0	65115
PNC FINL CORP 6.125%	PRF	693475857	3446	124550	SH	SOLE	NONE	0	0	124550
RANGE RESOURCES		COM	75281A109	3348	41315	SH	SOLE	NONE	0	0	41315
HASBRO INC		COM	418056107	2943	66975	SH	SOLE	NONE	0	0	66975
CLEAN ENERGY FUELS	COM	184499101	2835	218050	SH	SOLE	NONE	0	0	218050
US BANCORP 6.50		PRF	902973833	2831	94800	SH	SOLE	NONE	0	0	94800
COHEN & STEERS MLP FUND	COM	19249B106	2775	137375	SH	SOLE	NONE	0	0	137375
MERRILL LYNCH 6.45% C11	PRF	590199204	2263	89500	SH	SOLE	NONE	0	0	89500
CARRIZO OIL & GAS	COM	144577103	2179	84555	SH	SOLE	NONE	0	0	84555
TBT: US T-BOND Short	COM	74347R297	2055	31271	SH	SOLE	NONE	0	0	31271
VERIZON COMMUNICATIONS	COM	92343V104	1710	34792	SH	SOLE	NONE	0	0	34792
CAPITAL ONE FINL 6.00%	PRF	14040H402	1368	54000	SH	SOLE	NONE	0	0	54000
KKR FIN'L 8.375% C16	PRF	48248A405	1090	37650	SH	SOLE	NONE	0	0	37650
MORGAN STANLEY 6.6% C11	PRF	61750K208	1023	40538	SH	SOLE	NONE	0	0	40538
CAPITAL ONE FINL 6.00%	PRF	14040H402	1021	40300	SH	SOLE	NONE	0	0	40300
FACEBOOK INC		COM	30303M102	972	38010	SH	SOLE	NONE	0	0	38010
BIOTECHNOLOGY INDEX FUN	COM	3.37E+207	921	16957	SH	SOLE	NONE	0	0	16957
CITIGROUP 6.10% C08	PRF	173064205	782	30906	SH	SOLE	NONE	0	0	30906
AEGON 3mo+87.50 bps C10	PRF	7924509		528	21150	SH	SOLE	NONE	0	0	21150
METLIFE 3mo+100bps C10	PRF	59156R504	410	16300	SH	SOLE	NONE	0	0	16300
ALLIANZ SE DEBT 8.375%	PRF	18805200	391	15400	SH	SOLE	NONE	0	0	15400
NASDAQ 100		COM	73935A104	352	5108	SH	SOLE	NONE	0	0	5108
GENERAL ELECTRIC	COM	369604103	327	14150	SH	SOLE	NONE	0	0	14150
XLF: FINANCIAL INDEX	COM	81369y605	291	15990	SH	SOLE	NONE	0	0	15990








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